RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENTS AND OTHERS	12 Months Ended
Dec. 31, 2015
RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENT [Abstract]
RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENT

NOTE 7:-       RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENT

The following table summarizes the balances recorded on the Company's financial statements with respect to the research and development funding arrangements:

	December 31,
	2015	2014

Research and Development Component	-	421

	$-	$421

  On December 29, 2010, the Company entered into a Funding Agreement (the “Original Pipeline Funding Agreement”) with Baize Investments (Israel) Ltd. (“Baize”), pursuant to which Baize provided the Company with $ 5,000 in support of the Company's therapeutic product candidates in research and development. On December 20, 2011, the Company also entered into a mAb Funding Agreement with Baize, pursuant to which Baize agreed to invest $ 8,000 in connection with certain research funding for certain mAb product candidates. This agreement was amended on July 24, 2012 and December 27, 2012 (as amended, the “mAb Funding Agreement”).

As part of the mAb Funding Agreement the Company granted, 100,000 options to an agent and cash payment of $ 80. Based on ASC 505, the Company recorded the options as a liability at fair value and re-measured the liability at each cut-off period. During the year ended December 31, 2013 the Company recorded financial income of $ 104 in the consolidated statements of comprehensive loss.

In April 2013, following receipt of the final funding amount under the mAb Funding Agreement and grant of the options to an agent, the remaining re-measured outstanding liability was classified to the Company's additional-paid-in-capital.

On April 21, 2013, the Company entered with Baize into an amendment to the funding agreements, pursuant to which the mAb Funding Agreement was terminated and the Original Pipeline Funding Agreement was amended (the “Amended Pipeline Funding Agreement”) as follows.

•	Until June 30, 2015, Baize had the right to receive 10% of the cash consideration received by the Company or its affiliates from third parties, less certain pass-through amounts, with respect to the “Combined Program Initial Candidates” (“Amended Initial Participation Rights”). The Combined Program Initial Candidates included (i) the five designated product candidates from the Original Pipeline Funding Agreement and (ii) all mAb product candidates to be developed against the eight specified Targets from the mAb Funding Agreement.

•	Not later than June 30, 2015 or, if later, 30 days following the receipt by Baize from the Company of the annual report for 2014 containing a status report with respect to the Combined Program Initial Candidates Baize was required to select five product candidates from the Combined Program Initial Candidates, as “Selected Products.”

•	Beginning July 1, 2015 through December 31, 2030, Baize was to have the right to receive 10% of the cash consideration received by the Company or its affiliates from third parties, less certain pass-through amounts, with respect to the five Selected Products (the “Amended Final Participation Rights”, together with the Amended Initial Participation Rights, the "Amended Participation Rights").

•	Baize had the right at any time until June 30, 2015 to exchange the Amended Participation Rights for a number of the Company's ordinary shares to be calculated as the quotient of (i) $ 13,000 less 50% of any cash consideration paid to Baize as Amended Participation Rights, divided by (ii) the average closing price of the Company's ordinary shares during the twenty (20) trading days prior to the Actual Exchange Date (the “Exchange Price”); provided however that the Exchange Price was not to be lower than $ 3.00 per share, and was not to exceed $ 12.00 per share.

•	The warrant granted to Baize to purchase up to 500,000 of the Company's ordinary shares with original exercise price of $ 6.00 (“Detachable Warrants”) under the Original Pipeline Funding Agreement was terminated, and the Company had issued Baize a new warrant (the “2013 Warrant”) to purchase up to 500,000 of the Company's ordinary shares, exercisable at $ 7.50 per share through June 30, 2015.

b. In accordance with ASC 730-20, "Research and Development Arrangements" and ASC 815, "Derivative and Hedging" the Company considered the Participation Rights of the instrument issued to be a research and development arrangement ("Research and Development Component") coupled with embedded derivatives (that are the Conversion Alternative and the Participation Rights ) as those instruments do not have fixed settlement provisions.

Consequently, the Company determined that the embedded derivatives in the Research and Development Component should be accounted for as a liability to be measured at fair value at inception. The embedded derivatives will be re-measured to fair value at each reporting period until their exercise or expiration with the change in such calculated value reported in the statement of operations (as part of financial income or expenses). As a result, the fair value of those embedded derivatives would be bifurcated out of the amount to be allocated to the Research and Development Component.

The Company has further determined that the Detachable Warrants should be accounted for and classified as an equity component since the warrants have fixed settlement provisions as stated above.

As of December 31, 2013, the Company re-measured the embedded derivatives in the Research and Development Component and recorded an accumulated $ 811 as financial expenses in the consolidated statements of comprehensive loss.

The Research and Development Component was calculated as residual between the payments received and the embedded derivatives (as mentioned above), recorded at cost and has been amortized over the period in which the development is being provided in connection with the relevant designated product candidates as deduction from research and development expenses in the consolidated statements of comprehensive loss. As of December 31, 2014 the Research and Development Component amounted of $ 421. During the years ended December 31, 2015, 2014 and 2013 the Company amortized the Research and Development Component within research and development funding arrangement in the total amount of $ 421, $ 337 and $ 230, respectively.

  On August 20, 2014, the Company entered with Baize into the Termination and Equity Conversion Agreement (the “2014 Baize Agreement”) pursuant to which:

•	The Amended Pipeline Funding Agreement, including all rights to receive the Amended Participation Rights and all rights to receive information concerning the Combined Program Initial Candidates, has been terminated.

•	The 2013 Warrant has been terminated.

•	The Company issued to Baize 1,600,000 of its ordinary shares, par value NIS 0.01 per share.

•	Until December 31, 2015, Baize has the right to receive 5% of the cash consideration received by the Company or its affiliates from third parties, less certain pass-through amounts, with respect to the Combined Program Initial Candidates.

d.	The Company selected the Monte Carlo Simulation model as the methodology for determining the fair value for the embedded derivatives.

These option-pricing models require a number of assumptions, of which the most significant are the expected share price volatility and the expected term.

In estimating the embedded derivatives' fair value, the Company used the following assumptions:

August 20, 2014

Risk-free interest rate (1)	0.09%
Expected volatility (2)	57.76%
Expected life (in years) (3)	0.84
Expected dividend yield (4)	0

(1)	Risk-free interest rate – based on the yields from U.S. treasury bonds with equivalent terms.
(2)	Expected volatility - was calculated based on actual historical share price movements of the Company over a term that is equivalent to the expected term of the embedded derivative.
(3)	Expected life - the expected life of the conversion feature was based on the term of the embedded derivative.
(4)	Expected dividend yield - was based on the fact that the Company has not paid dividends to ordinary shareholders in the past and does not expect to pay dividends to ordinary shareholders.

e.	For the year ended December 31, 2014 the Company re-measured the embedded derivatives in the Research and Development Component and recorded an accumulated $ 269 as financial income in the consolidated statements of comprehensive loss. As a result of the 2014 Baize Agreement the Company recorded financial expenses of $ 792 in the consolidated statements of comprehensive loss.